Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net earnings	$ 76,673	$ 54,243
Items not affecting cash:
Depreciation and amortization	42,049	36,969
Goodwill, Impairment Loss	6,150
Deferred income tax	(7,110)	1,304
Other	5,664	2,342
Incremental tax benefit on stock options exercised		(1,605)
Changes in non-cash working capital:
Accounts receivable	(15,029)	(21,077)
Inventories	(821)	(4,542)
Prepaid expenses and other current assets	(3,656)	(1,793)
Accounts payable	5,013	(72)
Accrued liabilities	(2,854)	13,352
Income tax payable	(13,460)	12,929
Unearned revenues	4,611	10,194
Other liabilities	18,598	6,883
Contingent acquisition consideration paid	(193)	(122)
Net cash provided by operating activities	115,635	109,005
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(39,573)	(90,852)
Purchases of fixed assets	(36,257)	(29,122)
Changes in restricted cash	3,743	(9,681)
Other investing activities	(3,831)	(1,188)
Net cash used in investing activities	(75,918)	(130,843)
Financing activities
Increase in long-term debt	61,063	101,160
Repayment of long-term debt	(43,641)	(51,775)
Purchases of non-controlling interests	(7,782)	(3,259)
Sale of interests in subsidiaries to non-controlling interests	843	2,202
Contingent acquisition consideration paid	(2,599)	(2,368)
Proceeds received on exercise of stock options	4,518	1,906
Incremental tax benefit on stock options exercised		1,605
Dividends paid to common shareholders	(17,141)	(15,471)
Distributions paid to non-controlling interests	(4,504)	(4,985)
Repurchases of Subordinate Voting Shares	(17,085)	(9,515)
Net cash provided by (used) in financing activities	(26,328)	19,500
Effect of exchange rate changes on cash	414	162
Increase (decrease) in cash and cash equivalents	13,803	(2,176)
Cash and cash equivalents, beginning of year	43,384	45,560
Cash and cash equivalents, end of year	$ 57,187	$ 43,384